Long-term investments -Combined Information for APUC's interest in VIE's (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
San Antonio Water System | APUC
Variable Interest Entity [Line Items]
Non-controlling interest (percent)	20.00%
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Carrying amount	$ 18,623	$ 174,685
Development loans receivable	7,818	21,804
Performance guarantees and other commitments on behalf of VIEs	106,194	965,291
APUC's maximum exposure in regard to VIE's	$ 132,635	$ 1,161,780